Accumulated retained earnings (Tables)	12 Months Ended
Dec. 31, 2020
Accumulated Retained Earnings
Schedule of accumulated retained earnings and reserves of entities accounted for using the equity method
The detail of Accumulated retained earnings and Reserves of entities accounted for using the equity method is as follows:

EUR million
	2020	2019	2018
Restricted reserves	2,460	2,595	2,580
Legal reserve	1,734	1,662	1,624
Own shares	672	879	902
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	11	11	11
Unrestricted reserves	10,422	10,664	12,099
Voluntary reserves*	6,128	4,603	5,737
Consolidation reserves attributable to the Bank	4,294	6,061	6,362
Reserves of subsidiaries	47,601	43,449	39,522
Reserves of entities accounted for using the equity method	1,504	1,210	972
	61,987	57,918	55,173
*    In accordance with the commercial regulations in force in Spain.

Schedule of reserves of subsidiaries based on the companies' contribution to the Group
The detail, by company, of Reserves of subsidiaries, based on the companies’ contribution to the Group (considering the effect of consolidation adjustments) is as follows:

EUR million
	2020	2019	2018
Banco Santander (Brasil) S.A. (Consolidated Group)	14,067	12,400	10,755
Santander UK Group	8,447	8,079	8,207
Group Santander Holdings USA	4,793	4,528	4,260
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	4,230	3,810	3,436
Santander Consumer Finance Group	4,186	4,012	2,841
Banco Santander - Chile	3,404	3,116	2,963
Banco Santander Totta, S.A. (Consolidated Group)	2,960	2,823	2,729
Banco Santander Río S.A.	2,161	1,895	1,847
Santander Bank Polska S.A.	1,748	1,738	1,387
Santander Investment, S.A.	1,335	146	208
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.	695	823	714
Banco Santander Internacional SA (former Banco Santander (Suisse) SA)	247	348	369
Other companies and consolidation adjustments*	(672)	(269)	(194)
	47,601	43,449	39,522
Of which, restricted	3,155	3,193	2,964
*    Includes the charge relating to cumulative exchange differences in the transition to International Financial Reporting Standards.